Financial Instruments and Related Disclosures - Summary of Movement in Financial Instruments Measured Using Level 3 Valuation Method (Detail) - Level 3 [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurements of assets and liabilities [line items]
Beginning balance	£ (5,064)	£ (4,722)
Net losses recognised in the income statement	(1,024)	(1,269)
Net gains recognised in other comprehensive income	189	160
Settlement of contingent consideration liabilities	856	885
Additions	99	126
Disposals and settlements	(19)	(172)
Transfers from Level 3	(694)	(72)
Ending balance	£ (5,657)	£ (5,064)